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TYPE						13F-HR
PERIOD					6/30/03
FILER
		CIK				0001019531
		CCC				o2x$hptj
SUBMISSION-CONTACT
		NAME				Lauren DiPaulo
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	June 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lauren DiPaulo
Title:	Trader / Client Accounting
Phone:	610-918-7200
Signature, Place, and Date of Signing:
	Lauren DiPaulo	West Chester, Pennsylvania	July 16, 2003

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

The Swarthmore Group, Inc.
FORM 13F
30-Jun-03

                                                                               Voting Authority
                                                                               --------------------------
                                                    Value  Shares/Sh/Put/InvstmOther
Name of Issuer             Title of cCUSIP          (x$1000Prn AmtPrnCallDscretManagersSole  SharedNone
----------------------------------------------      -------------------------------------------------------

3M Co                      COM       88579y101          858   6650SH     Sole            6650
Abbott Laboratories        COM       002824100          999  22825SH     Sole           22825
Adobe Systems Inc          COM       00724f101          959  29900SH     Sole           29900
American Express           COM       025816109        12689 303485SH     Sole          303485
American International GrouCOM       026874107        10307 186789SH     Sole          186789
Amgen Inc                  COM       031162100         9284 140795SH     Sole          140795
Amsouth Bancorporation     COM       032165102         5114 234150SH     Sole          234150
BJ Services Co             COM       055482103          665  17800SH     Sole           17800
Baker Hughes Inc           COM       057224107         6019 179300SH     Sole          179300
Bank of America Corp       COM       060505104        13214 167200SH     Sole          167200
Bed Bath & Beyond Inc      COM       075896100         6710 172850SH     Sole          172850
Bristol-Myers Squibb Co    COM       110122108          358  13200SH     Sole           13200
Cardinal Health Inc        COM       14149Y108         9044 140650SH     Sole          140650
Charter One Financial, Inc COM       160903100         5992 192190SH     Sole          192190
ChevronTexaco Corp         COM       166764100         4919  68132SH     Sole           68132
Cigna Corp                 COM       125509109          326   6950SH     Sole            6950
Cinergy Corp               COM       172474108         5005 136050SH     Sole          136050
Cisco Systems Inc          COM       17275R102         9602 571883SH     Sole          571883
Citigroup Inc              COM       172967101        15746 367900SH     Sole          367900
Clear Channel CommunicationCOM       184502102         7102 167550SH     Sole          167550
Coca-Cola Co               COM       191216100         8207 176831SH     Sole          176831
Computer Sciences Corp     COM       205363104          818  21460SH     Sole           21460
Consumer Discretionary SeleCOM       81369Y407         4363 161050SH     Sole          161050
Cooper Cameron Corp        COM       216640102         4718  93650SH     Sole           93650
Costco Wholesale Corp.     COM       22160K105         9820 268300SH     Sole          268300
Dell Computer Corp         COM       247025109         9883 310400SH     Sole          310400
Dominion Resources, Inc. - COM       25746U109          665  10350SH     Sole           10350
DuPont E I de Nemours & Co COM       263534109         5983 143673SH     Sole          143673
Exxon Mobil Corporation    COM       30231G102        16719 465586SH     Sole          465586
Family Dollar Stores       COM       307000109        12216 320200SH     Sole          320200
Fannie Mae                 COM       313586109          901  13360SH     Sole           13360
Fastenal Co.               COM       311900104         4084 119850SH     Sole          119850
First Data Corporation     COM       319963104         9782 236050SH     Sole          236050
General Dynamics Corp      COM       369550108         4834  66680SH     Sole           66680
General Electric Co        COM       369604103        23554 821253SH     Sole          821253
General Mills              COM       370334104         5564 117350SH     Sole          117350
HRPT Properties Trust      COM       40426W101          248  27000SH     Sole           27000
Home Depot, Inc            COM       437076102         8384 253139SH     Sole          253139
Hovnanian Enterprises      COM       442487203          837  14200SH     Sole           14200
I Shares S&P 500 Index FundCOM       464287200         1164  11900SH     Sole           11900
ITT Industries Inc         COM       450911102         8585 131150SH     Sole          131150
Intel Corp                 COM       458140100        11139 535270SH     Sole          535270
International Business MachCOM       459200101        11442 138696SH     Sole          138696
International Paper        COM       460146103         4586 128350SH     Sole          128350
Johnson & Johnson          COM       478160104        18302 354010SH     Sole          354010
KeySpan Corporation        COM       49337w100         1955  55150SH     Sole           55150
Kimberly-Clark Corp        COM       494368103          971  18625SH     Sole           18625
Kraft Foods Inc - A        COM       50075N104          220   6750SH     Sole            6750
L-3 Communications HoldingsCOM       502424104          722  16600SH     Sole           16600
Lilly Eli & Co             COM       532457108          834  12085SH     Sole           12085
Lincoln National Corp      COM       534187109         6923 194300SH     Sole          194300
Linear Technology Corp     COM       535678106         3434 106050SH     Sole          106050
Lowe's Companies           COM       548661107         1185  27600SH     Sole           27600
MBNA Corp                  COM       55262L100          266  12750SH     Sole           12750
Marsh & Mclennan Cos Inc   COM       571748102        11817 231385SH     Sole          231385
McClatchy Company - Class ACOM       579489105         1037  18000SH     Sole           18000
McGraw-Hill Companies Inc  COM       580645109         6538 105450SH     Sole          105450
Medtronic Inc              COM       585055106        14674 305900SH     Sole          305900
Merck & Co                 COM       589331107        13895 229485SH     Sole          229485
Microsoft Corp             COM       594918104        24756 965540SH     Sole          965540
NSTAR                      COM       67019E107          282   6200SH     Sole            6200
Nasdaq-100 Index Tracking SCOM       631100104         4624 154400SH     Sole          154400
Nationwide Health Pptys IncCOM       638620104          159  10000SH     Sole           10000
New Plan Excel Realty TrustCOM       648053106         1419  66450SH     Sole           66450
New York Times Co - Class  COM       650111107         1118  24570SH     Sole           24570
Noble Corp                 COM       G65422100         1017  29650SH     Sole           29650
Omnicom Group              COM       681919106         6154  85835SH     Sole           85835
Oracle Corporation         COM       68389X105         7150 595300SH     Sole          595300
Pepsico Inc                COM       713448108         7393 166130SH     Sole          166130
Pfizer Inc                 COM       717081103        24798 726156SH     Sole          726156
Pitney-Bowes               COM       724479100         7997 208200SH     Sole          208200
Procter & Gamble           COM       742718109        13283 148945SH     Sole          148945
Public Service Enterprise GCOM       744573106         1327  31400SH     Sole           31400
Quest Diagnostics          COM       74834L100          900  14100SH     Sole           14100
Raytheon Company           COM       755111507         1213  36950SH     Sole           36950
SBC Communications Inc     COM       78387G103         5476 214320SH     Sole          214320
SLM Holding Corp           COM       78442P106         5423 138450SH     Sole          138450
Southern Co                COM       842587107         5035 161600SH     Sole          161600
Staples Inc                COM       855030102          732  39900SH     Sole           39900
Stryker Corp               COM       863667101         6909  99600SH     Sole           99600
Sungard Data Systems       COM       867363103         1023  39500SH     Sole           39500
Supervalu Inc              COM       868536103          517  24250SH     Sole           24250
Symantec Corp              COM       871503108         5350 121850SH     Sole          121850
Sysco Corp                 COM       871829107         7726 257200SH     Sole          257200
T Rowe Price Group Inc     COM       74144T108         5939 157250SH     Sole          157250
Teleflex Inc               COM       879369106          668  15700SH     Sole           15700
Tenet Healthcare Corp      COM       88033G100          504  43250SH     Sole           43250
Texas Instruments Inc      COM       882508104         1015  57694SH     Sole           57694
U S Bancorp                COM       902973304        10500 428575SH     Sole          428575
United Parcel Service - Cl COM       911312106         1497  23500SH     Sole           23500
United Technologies Corp   COM       913017109         8423 118920SH     Sole          118920
Verizon Communications     COM       92343V104         8310 210641SH     Sole          210641
Viacom Inc - Class B       COM       925524308         6476 148337SH     Sole          148337
Wal-Mart Stores Inc        COM       931142103        21699 404305SH     Sole          404305
Wells Fargo Company        COM       949746101         9467 187830SH     Sole          187830
Weyerhaeuser Co            COM       962166104         1466  27150SH     Sole           27150
Wyeth                      COM       983024100          827  18150SH     Sole           18150
Zimmer Holdings Inc        COM       98956P102          862  19135SH     Sole           19135
REPORT SUMMARY                     98DATA RECORDS    595618       0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
